Leases - Schedule of Balance Sheet Information (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-Use Assets [Abstract]
Operating lease		$ 84	$ 88
Finance lease asset		104	108
Total leased assets		188	196
Current lease liabilities:
Current lease liability, operating	$ 22	24	22
Current lease liability, finance		6	5
Noncurrent lease liabilities:
Noncurrent lease liabilities, operating	$ 68	73	81
Noncurrent lease liabilities, finance		107	109
Total lease liabilities		$ 210	$ 217
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Other noncurrent assets	Other noncurrent assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current	Other Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property, plant and equipment, net	Property, plant and equipment, net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Short-term borrowings and current portion of long-term debt	Short-term borrowings and current portion of long-term debt
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Total long-term debt	Total long-term debt